Description of the Plan (Details) - Employees' Profit Sharing and 401(k) Plan	12 Months Ended
	Dec. 31, 2025 USD ($) item age	Dec. 31, 2024 USD ($)
Description of the Plan
Deferral rate	3.00%
Minimum age for Plan eligibility | age	18
Minimum service period for Plan eligibility	60 days
Minimum length of employment	180 days
Amount of forfeited nonvested accounts used to offset sponsor contributions	$ 1,601,000	$ 1,529,000
Minimum loan amount	1,000
Maximum loan amount	$ 50,000
Maximum vested account balance for loans (as a percent)	50.00%
Loan term for residence purchase	25 years
Additional interest rate added to prime rate	2.00%
Vesting percentage	100.00%
Minimum
Description of the Plan
Loan term	1 year
Loan interest rate	4.20%
Maximum
Description of the Plan
Loan term	5 years
Maximum loans outstanding per participant | item	2
Loan interest rate	11.50%